Guarantees and Contingent Liabilities - Contract or Notional Amounts of Unfunded Commitments to Extend Credit (Detail) $ in Millions	Dec. 31, 2020 USD ($)
Commercial and Commercial Real Estate Loans [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	$ 154,024
Corporate and Purchasing Card Loans [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	29,541
Residential Mortgages [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	320
Credit Card [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	117,827
Other Retail Loans [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	35,978
Other [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	6,496
Less Than One Year [Member] | Commercial and Commercial Real Estate Loans [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	43,642
Less Than One Year [Member] | Corporate and Purchasing Card Loans [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	29,541
Less Than One Year [Member] | Residential Mortgages [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	319
Less Than One Year [Member] | Credit Card [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	117,827
Less Than One Year [Member] | Other Retail Loans [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	12,980
Less Than One Year [Member] | Other [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	6,486
Greater Than One Year [Member] | Commercial and Commercial Real Estate Loans [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	110,382
Greater Than One Year [Member] | Residential Mortgages [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	1
Greater Than One Year [Member] | Other Retail Loans [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	22,998
Greater Than One Year [Member] | Other [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	$ 10